SHARE CAPITAL - Disclosure of share based payments included in the consolidated statements of comprehensive loss (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of classes of share capital [line items]
Share-based compensation expense	$ 1,152,131	$ 875,056	$ 880,615
Consulting fees [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	43,736	3,858	8,045
Directors' compensation [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	1,156,523	99,438	136,612
Marketing, advertising and investor relations [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	0	0	3,696
Professional fees [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	0	0	23,126
Research and development [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	$ (48,128)	$ 771,760	$ 709,136